Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance at the beginning of the period	$ 51,539,654	$ 51,600,039	$ 49,400,739
Goodwill recognized upon acquisition	12,216,566		1,698,098
Exchange rate translation	(975,072)	(60,385)	501,202
Balance at the end of the period	62,781,148	51,539,654	51,600,039
Goodwill, gross				$ 480,603,452	$ 469,361,958	$ 469,422,343
Accumulated impairment charge				(417,822,304)	(417,822,304)	(417,822,304)
Goodwill, net	51,539,654	51,600,039	49,400,739	62,781,148	51,539,654	51,600,039
Real Estate Online Services
Goodwill
Balance at the beginning of the period	40,563,075	40,610,620	40,215,987
Exchange rate translation	(755,832)	(47,545)	394,633
Balance at the end of the period	39,807,243	40,563,075	40,610,620
Goodwill, gross				457,629,547	458,385,379	458,432,924
Accumulated impairment charge				(417,822,304)	(417,822,304)	(417,822,304)
Goodwill, net	40,563,075	40,610,620	40,215,987	39,807,243	40,563,075	40,610,620
Real Estate Brokerage Services
Goodwill
Balance at the beginning of the period	3,611,477	3,624,317	3,517,748
Exchange rate translation	(204,108)	(12,840)	106,569
Balance at the end of the period	3,407,369	3,611,477	3,624,317
Goodwill, gross				3,407,369	3,611,477	3,624,317
Goodwill, net	3,611,477	3,624,317	3,517,748	3,407,369	3,611,477	3,624,317
Real Estate Information and Consulting Services
Goodwill
Balance at the beginning of the period	7,365,102	7,365,102	5,667,004
Goodwill recognized upon acquisition	420,396		1,698,098
Exchange rate translation	(15,132)
Balance at the end of the period	7,770,366	7,365,102	7,365,102
Goodwill, gross				7,770,366	7,365,102	7,365,102
Goodwill, net	7,365,102	$ 7,365,102	$ 5,667,004	7,770,366	$ 7,365,102	$ 7,365,102
Community Value-added Services
Goodwill
Goodwill recognized upon acquisition	11,716,718
Balance at the end of the period	11,716,718
Goodwill, gross				11,716,718
Goodwill, net	11,716,718			11,716,718
Other Services
Goodwill
Goodwill recognized upon acquisition	79,452
Balance at the end of the period	79,452
Goodwill, gross				79,452
Goodwill, net	$ 79,452			$ 79,452